FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Trade payables and accrued liabilities	$ 111,924	$ 22,594
Borrowings	355,735		$ 88,350
Liquidity risk
Financial Instruments
Trade payables and accrued liabilities	101,618	21,608
Lease obligation	11,663	2,435
Credit Facility	206,591
Convertible notes	237,455
Derivative liabilities	200,137	249
Financial liabilities	757,464	24,292
Less than 3 months | Liquidity risk
Financial Instruments
Trade payables and accrued liabilities	101,618	21,608
Lease obligation	1,536	251
Credit Facility	8,153
Convertible notes	2,219
Financial liabilities	113,526	21,859
Between 3 months and 1 year | Liquidity risk
Financial Instruments
Lease obligation	3,835	742
Credit Facility	24,111
Convertible notes	6,781
Derivative liabilities	181,877
Financial liabilities	216,604	742
Between 1 year and 3 years | Liquidity risk
Financial Instruments
Lease obligation	5,843	1,442
Credit Facility	174,327
Convertible notes	27,000
Derivative liabilities	18,260
Financial liabilities	225,430	1,442
Later than 3 years | Liquidity risk
Financial Instruments
Lease obligation	449
Convertible notes	201,455
Derivative liabilities		249
Financial liabilities	$ 201,904	$ 249